Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Schedule of trade and other receivables

	December 31,
	2021	2020
	$	$
Trade receivables, net of loss allowance	47,041,538	22,990,727
Deposit	955,854	314,715
Prepayments	6,450,343	578,075
Other receivables	411,559	798,772
	54,859,294	24,682,289